Other prepaid expenses and current assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets [Table Text Block]
Other prepaid expenses and current assets consisted of the following:

	December 31,
	2015	2016
Advances to suppliers	$1,885,213	$638,782
Receivable from sales of property	1,301,227	—
Value-added tax recoverable	1,231,788	738,221
Prepaid income tax	78,185	7,449
Other prepaid expenses	1,818,459	1,283,478
	$6,314,872	$2,667,930